Associates and Joint Ventures - Summary of Group Held for Significant Associate (Detail) - GBP (£) £ in Millions	4 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial information of associates and joint ventures [line items]
Turnover		£ 30,186	£ 27,889	£ 23,923
Profit after taxation		2,169	1,062	8,372
Other comprehensive income		713	962	(487)
Total comprehensive income		2,882	2,024	£ 7,885
Innoviva Inc [member]
Disclosure of financial information of associates and joint ventures [line items]
Turnover	£ 20	165	98
Profit after taxation	4	103	44
Other comprehensive income	0	0	0
Total comprehensive income	£ 4	£ 103	£ 44